Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

12.     Subsequent Events:

a) Deferral Notice: In accordance with the Nordea loan amendment terms discussed in Note 4 above, the Company exercised its option to defer the full loan installment of $24.3 million, originally due on July 2, 2012 to the balloon payment of the facility in April 2016. The declaration of such deferral notice affected the classification of the long term debt in the accompanying balance sheet.

b) Loan payments: Subsequent to June 30, 2012, the Company paid total regular loan installments amounting to $1.6 million.
c) Sale of shares: Subsequent to June 30, 2012, the Company sold 1,816,213 shares of Class A common stock with par value $0.01 per share pursuant to the Company's ATM Offering discussed in Note 8 above. The net proceeds, after sales agents' commissions of 2.5% and other issuance expenses, amounted to approximately $1.0 million.